Accounts Receivable, net (Details)	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Accounts Receivable, net
Accounts receivable, gross		¥ 6,533,859		¥ 29,832,392
Allowance for doubtful accounts:
Balance at beginning of the year	¥ (294,242)	(11,530)
Additions	(166,186)	(282,712)
Balance at end of the year	¥ (460,428)	(294,242)
Accounts receivable, net		¥ 6,239,617	$ 4,376,559	¥ 29,371,964